Vanguard® Institutional Short-Term Bond Fund
Schedule of Investments (unaudited)
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (20.9%)
U.S. Government Securities (20.9%)
	United States Treasury Note/Bond	0.250%	8/31/25	120,000	113,512
	United States Treasury Note/Bond	2.750%	8/31/25	30,000	29,217
	United States Treasury Note/Bond	0.250%	9/30/25	30,000	28,284
	United States Treasury Note/Bond	5.000%	9/30/25	70,000	69,967
	United States Treasury Note/Bond	4.250%	10/15/25	50,000	49,523
	United States Treasury Note/Bond	5.000%	10/31/25	145,000	145,000
	United States Treasury Note/Bond	4.875%	11/30/25	62,500	62,422
	United States Treasury Note/Bond	4.000%	12/15/25	25,000	24,676
[1]	United States Treasury Note/Bond	4.250%	12/31/25	186,730	184,921
	United States Treasury Note/Bond	4.250%	1/31/26	27,400	27,139
	United States Treasury Note/Bond	0.500%	2/28/26	30,000	27,928
	United States Treasury Note/Bond	2.500%	2/28/26	45,000	43,313
	United States Treasury Note/Bond	4.625%	2/28/26	59,100	58,888
	United States Treasury Note/Bond	2.250%	3/31/26	45,000	43,088
	United States Treasury Note/Bond	0.750%	4/30/26	50,000	46,492
	United States Treasury Note/Bond	0.750%	5/31/26	130,000	120,555
	United States Treasury Note/Bond	4.875%	5/31/26	30,000	30,061
	United States Treasury Note/Bond	4.500%	7/15/26	60,000	59,738
	United States Treasury Note/Bond	4.625%	10/15/26	53,000	52,950
Total U.S. Government and Agency Obligations (Cost $1,220,412)					1,217,674
Asset-Backed/Commercial Mortgage-Backed Securities (36.4%)
[2]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	5,930	5,780
[2]	Ally Auto Receivables Trust Series 2023-1	5.460%	5/15/28	13,520	13,556
[2]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/28	2,900	2,905
[2]	Ally Auto Receivables Trust Series 2024-1	4.940%	10/15/29	2,380	2,371
[2,3]	Ally Bank Auto Credit-Linked Notes Series 2024-A	5.681%	5/17/32	1,910	1,910
[2]	American Express Credit Account Master Trust Series 2023-1	4.870%	5/15/28	30,860	30,723
[2]	American Express Credit Account Master Trust Series 2023-2	4.800%	5/15/30	24,690	24,608
[2]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/15/30	19,210	19,437
[2]	American Express Credit Account Master Trust Series 2024-2	5.240%	4/15/31	44,060	44,880
[2]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.430%	1/18/29	12,730	12,750
[2,3]	ARI Fleet Lease Trust Series 2022-A	3.120%	1/15/31	1,098	1,094
[2,3]	ARI Fleet Lease Trust Series 2022-A	3.430%	1/15/31	4,150	4,074
[2,3]	ARI Fleet Lease Trust Series 2024-B	5.260%	4/15/33	3,700	3,711
[2,3]	Aventura Mall Trust Series 2018-AVM	4.249%	7/5/40	660	624
[2,3]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/28	12,800	12,888
[2,3]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/28	4,500	4,552
[2,3]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	11,410	11,689
[2,3]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/30	15,890	15,816
[2,3]	Avis Budget Rental Car Funding AESOP LLC Series 2024-3A	5.230%	12/20/30	6,180	6,124
[2]	BA Credit Card Trust Series 2023-A1	4.790%	5/15/28	22,360	22,211
[2]	BA Credit Card Trust Series 2023-A2	4.980%	11/15/28	26,600	26,580
[2]	BANK Series 2017-BNK6	3.254%	7/15/60	440	414
[2]	BANK Series 2017-BNK6	3.518%	7/15/60	420	397
[2]	BANK Series 2017-BNK7	3.435%	9/15/60	280	264
[2]	BANK Series 2017-BNK8	3.488%	11/15/50	1,120	1,031
[2]	BANK Series 2018-BNK10	3.641%	2/15/61	276	268
[2]	BANK Series 2019-BNK16	4.005%	2/15/52	520	489
[2]	BANK Series 2019-BNK19	3.183%	8/15/61	470	412
[2]	BANK Series 2019-BNK20	3.011%	9/15/62	100	88
[2]	BANK Series 2019-BNK23	2.920%	12/15/52	1,090	964
[2]	BANK Series 2020-BNK30	1.673%	12/15/53	700	618
[2]	BANK Series 2023-5YR3	6.724%	9/15/56	600	627
[2]	BANK Series 2024-5YR7	5.769%	6/15/57	4,970	5,039
[2,3]	Bank of America Auto Trust Series 2023-1A	5.530%	2/15/28	7,930	7,946
[2,3]	Bank of America Auto Trust Series 2023-1A	5.390%	7/16/29	5,940	5,964
[2,3]	Bank of America Auto Trust Series 2023-2A	5.660%	11/15/29	5,590	5,652
[2,3]	Bank of America Auto Trust Series 2024-1A	5.310%	6/17/30	3,750	3,772
[2]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	160	152
[2]	BBCMS Mortgage Trust Series 2022-C16	4.021%	6/15/55	605	590
[2]	BBCMS Mortgage Trust Series 2023-5C23	6.675%	12/15/56	290	304

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/57	1,470	1,506
[2]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	1,170	1,097
[2]	Benchmark Mortgage Trust Series 2018-B8	3.963%	1/15/52	400	380
[2]	Benchmark Mortgage Trust Series 2020-B19	1.745%	9/15/53	1,000	883
[2]	Benchmark Mortgage Trust Series 2020-B21	1.798%	12/17/53	600	537
[2]	Benchmark Mortgage Trust Series 2023-V3	6.363%	7/15/56	1,490	1,538
[2]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/29	1,700	1,737
[2]	BMO Mortgage Trust Series 2023-5C2	7.296%	11/15/56	1,070	1,139
[2]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/57	2,160	2,185
[2]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/57	4,440	4,650
[2]	BMW Vehicle Lease Trust Series 2023-2	5.980%	2/25/27	12,300	12,410
[2]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	14,200	13,824
[2]	BMW Vehicle Owner Trust Series 2023-A	5.470%	2/25/28	10,770	10,804
[2]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/29	3,480	3,498
[2]	BMW Vehicle Owner Trust Series 2024-A	5.040%	4/25/31	5,960	5,974
[2,3]	BPR Trust Series 2023-BRK2	7.146%	10/5/38	1,300	1,348
[2,3]	BX Trust Series 2019-OC11	3.202%	12/9/41	410	365
[2]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	13,103	12,299
[2]	Capital One Multi-Asset Execution Trust Series 2023-A1	4.420%	5/15/28	9,450	9,323
[2]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/27	14,330	13,915
[2]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/28	9,940	9,844
[2]	Capital One Prime Auto Receivables Trust Series 2023-2	5.820%	6/15/28	19,200	19,375
[2]	Capital One Prime Auto Receivables Trust Series 2023-2	5.740%	11/15/28	12,700	12,895
[2]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	18,560	17,501
[2]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	11,400	11,070
[2]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/29	6,020	5,943
[2]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/28	3,280	3,261
[2]	CarMax Auto Owner Trust Series 2023-3	5.280%	5/15/28	10,830	10,822
[2]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/29	8,230	8,253
[2]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/29	12,300	12,586
[2]	CarMax Auto Owner Trust Series 2024-1	4.920%	10/16/28	3,700	3,680
[2]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/29	1,650	1,643
[2]	Carvana Auto Receivables Trust Series 2020-P1	0.610%	10/8/26	2,065	2,028
[2]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	4,944	4,842
[2]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	5,590	5,234
[2]	Carvana Auto Receivables Trust Series 2022-P1	3.350%	2/10/27	9,846	9,714
[2,3]	CCG Receivables Trust Series 2023-2	6.280%	4/14/32	5,380	5,424
[2]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	540	498
[2]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/50	4,708	4,365
[2]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	250	228
[2]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/51	1,482	1,403
[2]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	472	454
[2,3]	Chase Auto Owner Trust Series 2024-1A	5.130%	5/25/29	6,380	6,375
[2,3]	Chase Auto Owner Trust Series 2024-1A	5.050%	10/25/29	3,990	3,980
[2,3]	Chase Auto Owner Trust Series 2024-2A	5.480%	11/26/29	10,060	10,186
[2,3]	Chase Auto Owner Trust Series 2024-3A	5.080%	12/25/29	8,120	8,104
[2]	Chase Issuance Trust Series 2024-A2	4.630%	1/15/31	25,300	25,118
[2]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	850	826
[2]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	520	490
[2]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	800	754
[2]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	230	219
[2]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/72	1,200	1,076
[2,3]	Citizens Auto Receivables Trust Series 2023-1	5.780%	10/15/30	10,940	11,058
[2,3]	Citizens Auto Receivables Trust Series 2024-1	5.030%	10/15/30	2,690	2,674
[2,3]	Citizens Auto Receivables Trust Series 2024-2	5.260%	4/15/31	10,310	10,333
[2]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	9,390	8,967
[2]	CNH Equipment Trust Series 2022-B	3.910%	3/15/28	5,460	5,303
[2]	CNH Equipment Trust Series 2023-A	4.810%	8/15/28	8,510	8,440
[2]	CNH Equipment Trust Series 2023-A	4.770%	10/15/30	3,090	3,052
[2]	CNH Equipment Trust Series 2023-B	5.600%	2/15/29	19,280	19,417
[2]	CNH Equipment Trust Series 2024-A	4.800%	7/15/31	3,840	3,797
[2]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	1,500	1,459
[2]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	900	849
[2]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	1,240	1,152
[2]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	740	689
[2]	Discover Card Execution Note Trust Series 2023-A2	4.930%	6/15/28	37,090	36,936
[2,3]	DLLAA LLC Series 2023-1A	5.640%	2/22/28	7,490	7,530
[2,3]	DLLAA LLC Series 2023-1A	5.730%	10/20/31	4,240	4,286
[2,3]	DLLAD LLC Series 2024-1A	5.300%	7/20/29	3,250	3,261
[2,3]	DLLST LLC Series 2024-1A	4.930%	4/22/30	1,480	1,466

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3,4]	Edsouth Indenture No. 9 LLC Series 2015-1, SOFR30A + 0.914%	6.250%	10/25/56	190	188
[2,3]	Enterprise Fleet Financing LLC Series 2021-3	0.770%	8/20/27	1,643	1,624
[2,3]	Enterprise Fleet Financing LLC Series 2023-3	6.410%	6/20/30	4,370	4,527
[2,3]	Enterprise Fleet Financing LLC Series 2024-1	5.160%	9/20/30	4,880	4,875
[2,3]	Enterprise Fleet Financing LLC Series 2024-2	5.610%	4/20/28	6,350	6,401
[2]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/31	13,000	13,111
[2]	First National Master Note Trust Series 2023-1	5.130%	4/15/29	9,630	9,591
[2]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	5,450	5,519
[2]	First National Master Note Trust Series 2024-1	5.340%	5/15/30	13,740	13,795
[2]	FIVE Mortgage Trust Series 2023-V1	5.668%	2/10/56	300	301
[2]	Ford Credit Auto Lease Trust Series 2024-A	5.050%	6/15/27	2,710	2,698
[2,3]	Ford Credit Auto Owner Trust Series 2022-1	3.880%	11/15/34	17,480	16,900
[2]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	8,900	8,716
[2]	Ford Credit Auto Owner Trust Series 2022-D	5.300%	3/15/28	8,570	8,573
[2,3]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	22,040	21,856
[2,3]	Ford Credit Auto Owner Trust Series 2023-2	5.280%	2/15/36	16,830	16,954
[2]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/28	18,480	18,230
[2]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/28	16,610	16,596
[2]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	4,850	4,842
[2]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/29	9,440	9,548
[2,3]	Ford Credit Auto Owner Trust Series 2024-1	4.870%	8/15/36	14,230	14,112
[2]	Ford Credit Auto Owner Trust Series 2024-A	5.010%	9/15/29	4,700	4,693
[2]	Ford Credit Auto Owner Trust Series 2024-B	4.960%	5/15/30	8,630	8,612
[2,3]	Ford Credit Floorplan Master Owner Trust A Series 2023-1	4.920%	5/15/28	26,120	25,945
[2,3]	Ford Credit Floorplan Master Owner Trust A Series 2024-1	5.290%	4/15/29	29,060	29,167
[2]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	13,020	12,295
[2]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	13,910	13,414
[2]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.880%	8/16/28	8,270	8,209
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	3,330	3,290
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.430%	10/16/28	12,085	11,870
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.450%	6/16/28	12,510	12,550
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/28	6,970	7,004
[2]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.780%	8/16/28	8,000	8,075
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/29	3,040	3,022
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.040%	9/17/29	7,310	7,308
[2,3]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/35	15,710	15,724
[2,3]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/36	17,210	17,666
[2,3]	GM Financial Revolving Receivables Trust Series 2024-1	4.980%	12/11/36	6,320	6,295
[2,3]	GMF Floorplan Owner Revolving Trust Series 2023-1	5.340%	6/15/28	14,830	14,848
[2,3]	GMF Floorplan Owner Revolving Trust Series 2023-2	5.340%	6/15/30	10,480	10,568
[2,3]	GMF Floorplan Owner Revolving Trust Series 2024-1A	5.130%	3/15/29	17,420	17,413
[2,3]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/31	16,400	16,430
[2,3]	Golden Credit Card Trust Series 2021-1A	1.140%	8/15/28	12,890	11,847
[2,3]	GreatAmerica Leasing Receivables Funding LLC Series 2024-1	4.980%	1/18/28	8,960	8,904
[2,3]	GreatAmerica Leasing Receivables Funding LLC Series 2024-1	5.080%	12/16/30	3,350	3,332
[2,3]	GreenState Auto Receivables Trust Series 2024-1A	5.190%	1/16/29	7,740	7,734
[2]	GS Mortgage Securities Trust Series 2018-GS10	4.155%	7/10/51	250	236
[2]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/10/52	500	447
[2]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/53	740	652
[2]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	1,360	1,093
[2]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/31	7,010	7,087
[2,3]	Hertz Vehicle Financing LLC Series 2022-2A	2.330%	6/26/28	6,992	6,412
[2]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/29	14,270	14,204
[2]	Honda Auto Receivables Owner Trust Series 2023-2	4.930%	11/15/27	4,820	4,793
[2]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/29	6,950	6,912
[2]	Honda Auto Receivables Owner Trust Series 2023-3	5.300%	12/18/29	8,750	8,777
[2]	Honda Auto Receivables Owner Trust Series 2024-1	5.170%	5/15/30	12,180	12,218
[2]	Honda Auto Receivables Owner Trust Series 2024-2	5.210%	7/18/30	14,840	14,901
[2,3]	HPEFS Equipment Trust Series 2024-2A	5.360%	10/20/31	3,920	3,917
[2,3]	Hyundai Auto Lease Securitization Trust Series 2023-C	5.840%	9/15/27	4,710	4,739
[2,3]	Hyundai Auto Lease Securitization Trust Series 2024-A	5.070%	2/15/28	2,920	2,908
[2,3]	Hyundai Auto Lease Securitization Trust Series 2024-B	5.390%	3/15/28	5,830	5,840
[2]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/28	11,190	11,018
[2]	Hyundai Auto Receivables Trust Series 2023-B	5.480%	4/17/28	10,930	10,961
[2]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/29	3,480	3,499
[2]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/29	6,980	7,071
[2]	Hyundai Auto Receivables Trust Series 2024-A	4.920%	1/15/31	4,840	4,822
[2]	John Deere Owner Trust Series 2023-B	5.180%	3/15/28	8,660	8,641
[2]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	4,770	4,755
[2]	John Deere Owner Trust Series 2023-C	5.390%	8/15/30	8,460	8,506

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	900	843
[2]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	300	289
[2]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	230	217
[2,3]	Kubota Credit Owner Trust Series 2022-1A	2.780%	2/15/28	10,320	9,860
[2,3]	Kubota Credit Owner Trust Series 2023-1A	5.070%	2/15/29	4,560	4,535
[2,3]	Kubota Credit Owner Trust Series 2023-2A	5.280%	1/18/28	7,440	7,443
[2,3]	Kubota Credit Owner Trust Series 2023-2A	5.230%	6/15/28	3,450	3,444
[2,3]	Kubota Credit Owner Trust Series 2024-1A	5.190%	7/17/28	5,960	5,944
[2,3]	Kubota Credit Owner Trust Series 2024-1A	5.200%	1/15/30	4,150	4,135
[2,3]	LAD Auto Receivables Trust Series 2024-2A	5.460%	7/16/29	3,540	3,545
[2,3]	M&T Bank Auto Receivables Trust Series 2024-1A	5.150%	2/17/32	5,010	5,013
[2,3]	M&T Bank Auto Receivables Trust Series 2024-1A	5.220%	2/17/32	6,570	6,563
[2]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.710%	2/15/29	5,400	5,345
[2,3]	MMAF Equipment Finance LLC Series 2020-A	0.970%	4/9/27	12,481	11,944
[2,3]	MMAF Equipment Finance LLC Series 2020-BA	0.850%	4/14/42	8,340	7,982
[2,3]	MMAF Equipment Finance LLC Series 2024-A	4.950%	7/14/31	4,140	4,112
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	1,690	1,668
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.473%	12/15/47	4,502	4,420
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	460	428
[2]	Morgan Stanley Capital I Series 2017-HR2	3.509%	12/15/50	127	123
[2]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.594%	3/15/49	900	862
[2]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/51	350	334
[2,3,4]	Navient Student Loan Trust Series 2023-BA, SOFR30A + 1.700%	7.033%	3/15/72	2,062	2,075
[2,3]	Navistar Financial Dealer Note Master Owner Trust Series 2024-1	5.590%	4/25/29	3,070	3,077
[2,3]	Navistar Financial Dealer Note Master Owner Trust II Series 2023-1	6.180%	8/25/28	6,700	6,739
[2]	Nissan Auto Lease Trust Series 2024-A	4.970%	9/15/28	2,270	2,258
[2]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/30	8,390	8,330
[2]	Nissan Auto Receivables Owner Trust Series 2024-A	5.180%	4/15/31	12,840	12,890
[2,3]	PFS Financing Corp. Series 2023-B	5.270%	5/15/28	4,440	4,429
[2,3]	PFS Financing Corp. Series 2023-C	5.520%	10/15/28	7,230	7,264
[2,3]	PFS Financing Corp. Series 2024-B	4.950%	2/15/29	28,750	28,515
[2,3]	Porsche Financial Auto Securitization Trust Series 2023-1A	4.720%	6/23/31	6,550	6,476
[2,3]	Porsche Financial Auto Securitization Trust Series 2023-2A	5.790%	11/24/31	7,430	7,530
[2,3]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	3,990	3,758
[2,3]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/39	3,877	3,771
[2,3]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/41	5,110	4,701
[2,3]	Progress Residential Trust Series 2024-SFR2	3.300%	4/17/41	4,430	4,056
[2,3]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/41	7,100	6,391
[2,3,5]	Progress Residential Trust Series 2024-SFR4	3.100%	7/9/29	16,730	15,030
[2,3]	RESIMAC Premier Series 2020-1A	1.274%	2/7/52	206	205
[2]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/28	4,400	4,430
[2,3]	SBNA Auto Lease Trust Series 2023-A	6.520%	4/20/28	8,750	8,916
[2,3]	SBNA Auto Lease Trust Series 2024-B	5.550%	12/20/28	3,860	3,877
[2,3]	SBNA Auto Receivables Trust Series 2024-A	5.320%	12/15/28	5,940	5,924
[2,3]	SBNA Auto Receivables Trust Series 2024-A	5.210%	4/16/29	3,110	3,102
[2,3]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/29	1,870	1,873
[2,3]	SFS Auto Receivables Securitization Trust Series 2024-1A	4.940%	1/21/31	3,040	3,017
[2,3]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.330%	11/20/29	4,700	4,712
[2,3]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.260%	8/20/30	2,660	2,669
[2,3]	SMB Private Education Loan Trust Series 2016-A	2.700%	5/15/31	16	16
[2,3]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	135	131
[2,3]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	351	341
[2,3]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	706	686
[2,3]	SMB Private Education Loan Trust Series 2024-A	5.240%	3/15/56	9,553	9,512
[2,3]	SMB Private Education Loan Trust Series 2024-C	5.500%	6/17/52	4,437	4,471
[2,3]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	54	52
[2,3]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	54	53
[2]	Synchrony Card Funding LLC Series 2023-A1	5.540%	7/15/29	8,450	8,506
[2]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/29	39,510	39,959
[2]	Synchrony Card Funding LLC Series 2024-A1	5.040%	3/15/30	21,890	21,832
[2,3]	Tesla Auto Lease Trust Series 2023-B	6.220%	3/22/27	5,540	5,589
[2,3]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	6/20/28	8,790	8,800
[2,3]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/29	3,150	3,161
[2,3]	T-Mobile US Trust Series 2024-1A	5.050%	9/20/29	11,230	11,206
[2,3]	Toyota Auto Loan Extended Note Trust Series 2022-1A	3.820%	4/25/35	13,400	12,958
[2,3]	Toyota Auto Loan Extended Note Trust Series 2023-1A	4.930%	6/25/36	5,940	5,938
[2,3]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/36	5,230	5,262
[2]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	12,010	11,575
[2]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/28	10,960	10,647
[2]	Toyota Auto Receivables Owner Trust Series 2022-D	5.430%	4/17/28	13,400	13,465

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/28	7,690	7,558
[2]	Toyota Auto Receivables Owner Trust Series 2023-B	4.710%	2/15/28	17,310	17,131
[2]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/28	17,330	17,120
[2]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/29	3,120	3,110
[2]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/29	2,910	2,890
[2]	Toyota Auto Receivables Owner Trust Series 2024-B	5.280%	7/16/29	3,910	3,943
[2,3]	Toyota Lease Owner Trust Series 2023-B	5.710%	12/20/27	10,400	10,462
[2,3]	Toyota Lease Owner Trust Series 2024-A	5.260%	6/20/28	6,180	6,176
[2,3]	Trafigura Securitisation Finance plc Series 2021-1A	1.080%	1/15/25	15,430	15,398
[2,3]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/27	11,330	11,358
[2]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	1,495	1,400
[2,3]	UBS-BAMLL Trust Series 2012-WRM	3.663%	6/10/30	75	70
[2]	Verizon Master Trust Series 2023-4	5.160%	6/20/29	16,950	16,942
[2,3]	Verizon Master Trust Series 2023-6	5.350%	9/22/31	13,080	13,253
[2]	Verizon Master Trust Series 2023-7	5.670%	11/20/29	15,560	15,749
[2,3]	Verizon Master Trust Series 2024-2	4.830%	12/22/31	24,290	24,070
[2,3]	Verizon Master Trust Series 2024-5	5.000%	6/21/32	12,890	12,842
[2]	Volkswagen Auto Lease Trust Series 2023-A	5.800%	4/20/28	6,540	6,585
[2]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.020%	6/20/28	14,850	14,791
[2]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	6,040	6,014
[2,3]	Volvo Financial Equipment LLC Series 2020-1A	0.600%	3/15/28	919	916
[2]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	900	869
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	520	489
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.157%	9/15/50	190	177
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	600	567
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	1,160	1,094
[2]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	1,430	1,340
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/51	870	831
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	235	222
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/61	2,290	2,206
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.245%	1/15/52	249	242
[2]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	1.849%	7/15/53	1,400	1,249
[2]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	13,580	12,825
[2]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	14,430	13,996
[2]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/28	11,930	11,558
[2]	World Omni Auto Receivables Trust Series 2022-D	5.700%	2/15/29	8,200	8,276
[2]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/29	10,350	10,226
[2]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/29	5,610	5,541
[2]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/29	3,060	3,052
[2]	World Omni Auto Receivables Trust Series 2023-D	5.850%	8/15/29	6,230	6,344
[2]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/29	7,390	7,347
[2]	World Omni Auto Receivables Trust Series 2024-B	5.230%	7/15/30	8,920	8,981
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,127,250)					2,115,561
Corporate Bonds (31.8%)
Communications (0.6%)
	Meta Platforms Inc.	3.500%	8/15/27	11,394	10,943
[3]	NTT Finance Corp.	1.162%	4/3/26	22,891	21,314
					32,257
Consumer Discretionary (2.2%)
[2]	American Honda Finance Corp.	5.800%	10/3/25	7,445	7,483
[2]	American Honda Finance Corp.	4.950%	1/9/26	6,635	6,602
[2]	American Honda Finance Corp.	5.250%	7/7/26	11,495	11,518
[3]	BMW US Capital LLC	4.900%	4/2/27	20,000	19,913
[2]	Home Depot Inc.	5.100%	12/24/25	7,080	7,074
	Home Depot Inc.	5.150%	6/25/26	7,240	7,247
[3]	Mercedes-Benz Finance North America LLC	4.900%	1/9/26	40,000	39,802
[3]	Mercedes-Benz Finance North America LLC	5.200%	8/3/26	4,590	4,592
[3]	Mercedes-Benz Finance North America LLC	4.800%	1/11/27	8,685	8,634
[2,6]	Toyota Finance Australia Ltd.	4.450%	4/6/26	8,660	5,708
	Toyota Motor Credit Corp.	4.450%	5/18/26	6,215	6,138
[2]	Toyota Motor Credit Corp.	5.000%	3/19/27	4,920	4,918
					129,629
Consumer Staples (1.3%)
[3]	Cargill Inc.	4.500%	6/24/26	3,340	3,299
	Philip Morris International Inc.	5.000%	11/17/25	20,175	20,074
	Philip Morris International Inc.	4.875%	2/13/26	47,570	47,215

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philip Morris International Inc.	4.750%	2/12/27	7,215	7,158
					77,746
Energy (0.0%)
[2]	BP Capital Markets America Inc.	3.119%	5/4/26	2,109	2,030
Financials (24.2%)
	American Express Co.	5.645%	4/23/27	24,450	24,542
	American Express Co.	5.389%	7/28/27	15,850	15,868
	American Express Co.	5.098%	2/16/28	33,380	33,236
[2,4,6]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 0.920%	5.332%	11/4/25	5,700	3,825
	Banco Santander SA	6.527%	11/7/27	10,000	10,231
[2]	Bank of America Corp.	1.319%	6/19/26	8,693	8,334
[2]	Bank of America Corp.	4.827%	7/22/26	44,610	44,175
[2]	Bank of America Corp.	1.197%	10/24/26	10,000	9,435
	Bank of America Corp.	5.080%	1/20/27	22,347	22,206
[2]	Bank of America Corp.	1.658%	3/11/27	20,000	18,753
	Bank of America Corp.	4.376%	4/27/28	10,000	9,760
[2]	Bank of America Corp.	3.419%	12/20/28	10,500	9,871
	Bank of Montreal	5.300%	6/5/26	9,000	8,993
	Bank of Montreal	5.370%	6/4/27	15,000	15,068
[2]	Bank of New York Mellon Corp.	1.050%	10/15/26	16,400	14,974
	Bank of New York Mellon Corp.	4.947%	4/26/27	20,000	19,877
[2]	Bank of New York Mellon Corp.	3.250%	5/16/27	3,420	3,266
[2]	Bank of New York Mellon Corp.	4.975%	3/14/30	4,430	4,402
	Bank of Nova Scotia	4.750%	2/2/26	15,000	14,847
	Bank of Nova Scotia	1.350%	6/24/26	8,125	7,519
[2]	Bank of Nova Scotia	5.400%	6/4/27	8,830	8,873
[3]	Banque Federative du Credit Mutuel SA	5.088%	1/23/27	5,000	4,975
	Canadian Imperial Bank of Commerce	5.926%	10/2/26	20,000	20,256
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	6,200	5,933
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	4,000	3,994
	Charles Schwab Corp.	1.150%	5/13/26	10,000	9,252
	Chubb INA Holdings LLC	3.350%	5/3/26	6,240	6,037
[2]	Citibank NA	5.438%	4/30/26	13,250	13,297
[2]	Citibank NA	5.488%	12/4/26	4,000	4,020
[2,4,6]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 0.750%	5.095%	8/17/26	10,000	6,690
[3]	Danske Bank A/S	5.427%	3/1/28	5,150	5,151
[3]	F&G Global Funding	1.750%	6/30/26	2,361	2,172
[2]	Fifth Third Bank NA	3.950%	7/28/25	8,915	8,758
[2]	Goldman Sachs Bank USA	5.283%	3/18/27	25,000	24,910
	Goldman Sachs Group Inc.	3.615%	3/15/28	15,000	14,340
[2]	HSBC Holdings plc	4.292%	9/12/26	1,130	1,110
	HSBC Holdings plc	7.336%	11/3/26	10,000	10,216
	HSBC Holdings plc	5.887%	8/14/27	19,000	19,132
	HSBC Holdings plc	5.597%	5/17/28	60,000	60,233
	HSBC Holdings plc	7.390%	11/3/28	5,425	5,737
	HSBC USA Inc.	5.294%	3/4/27	6,380	6,399
	Intercontinental Exchange Inc.	4.000%	9/15/27	5,000	4,837
	JPMorgan Chase & Co.	3.200%	6/15/26	10,000	9,630
	JPMorgan Chase & Co.	1.045%	11/19/26	12,980	12,196
[2]	JPMorgan Chase & Co.	3.960%	1/29/27	10,000	9,769
	JPMorgan Chase & Co.	1.040%	2/4/27	10,000	9,318
	JPMorgan Chase & Co.	1.578%	4/22/27	15,000	14,006
	JPMorgan Chase & Co.	6.070%	10/22/27	21,660	22,034
	JPMorgan Chase & Co.	5.040%	1/23/28	11,000	10,944
	JPMorgan Chase & Co.	5.571%	4/22/28	20,000	20,163
[2]	JPMorgan Chase & Co.	3.540%	5/1/28	15,413	14,708
	JPMorgan Chase & Co.	4.851%	7/25/28	6,728	6,656
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	23,260	22,829
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	8,260	7,960
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	4,735	4,621
[2]	Morgan Stanley	4.000%	7/23/25	24,556	24,188
	Morgan Stanley	6.138%	10/16/26	8,000	8,054
	Morgan Stanley	5.050%	1/28/27	10,120	10,064
[2]	Morgan Stanley	1.512%	7/20/27	3,630	3,357
[2]	Morgan Stanley	5.652%	4/13/28	30,000	30,289
[2]	Morgan Stanley Bank NA	4.754%	4/21/26	11,700	11,597
[2]	Morgan Stanley Bank NA	4.952%	1/14/28	11,860	11,771
[2]	Morgan Stanley Bank NA	5.504%	5/26/28	5,600	5,639

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	National Australia Bank Ltd.	5.087%	6/11/27	9,000	9,018
[3]	National Securities Clearing Corp.	0.750%	12/7/25	10,000	9,392
[3]	National Securities Clearing Corp.	5.150%	6/26/26	2,630	2,630
	Northern Trust Corp.	4.000%	5/10/27	4,300	4,198
	PNC Financial Services Group Inc.	5.812%	6/12/26	16,000	16,017
	PNC Financial Services Group Inc.	1.150%	8/13/26	1,300	1,193
	PNC Financial Services Group Inc.	4.758%	1/26/27	10,000	9,880
	PNC Financial Services Group Inc.	3.150%	5/19/27	3,100	2,943
	PNC Financial Services Group Inc.	6.615%	10/20/27	22,760	23,308
	PNC Financial Services Group Inc.	5.354%	12/2/28	2,100	2,102
	Progressive Corp.	2.500%	3/15/27	2,100	1,966
[2]	Royal Bank of Canada	4.875%	1/12/26	20,000	19,856
[2]	Royal Bank of Canada	1.150%	7/14/26	5,350	4,932
[2]	Royal Bank of Canada	5.200%	7/20/26	40,000	39,941
[2]	Royal Bank of Canada	4.875%	1/19/27	8,500	8,445
	Royal Bank of Canada	3.625%	5/4/27	2,100	2,016
	State Street Corp.	2.650%	5/19/26	300	287
	State Street Corp.	5.272%	8/3/26	49,330	49,426
	State Street Corp.	4.993%	3/18/27	6,813	6,806
	Sumitomo Mitsui Financial Group Inc.	5.464%	1/13/26	4,200	4,200
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	21,540	21,734
[3]	Sumitomo Mitsui Trust Bank Ltd.	5.650%	3/9/26	7,000	7,037
[3]	Svenska Handelsbanken AB	5.125%	5/28/27	20,000	20,011
[2]	Toronto-Dominion Bank	5.532%	7/17/26	18,445	18,500
[2]	Toronto-Dominion Bank	1.250%	9/10/26	10,000	9,173
[2]	Truist Financial Corp.	4.260%	7/28/26	3,010	2,961
[2]	Truist Financial Corp.	5.900%	10/28/26	20,000	20,047
[2]	Truist Financial Corp.	6.047%	6/8/27	11,990	12,074
	UBS AG	5.800%	9/11/25	30,000	30,102
	UBS AG	1.250%	8/7/26	2,000	1,837
	UBS AG	5.000%	7/9/27	6,360	6,308
	UBS AG	5.650%	9/11/28	10,000	10,178
[2,4,6]	UBS AG, 3M Australian Bank Bill Rate + 0.870%	5.279%	7/30/25	15,000	10,033
[3]	UBS Group AG	4.703%	8/5/27	18,411	18,072
[3]	UBS Group AG	6.327%	12/22/27	2,950	2,997
[2]	US Bancorp	3.950%	11/17/25	4,105	4,027
[2]	US Bancorp	3.100%	4/27/26	3,000	2,876
	US Bancorp	5.727%	10/21/26	33,330	33,397
	US Bancorp	6.787%	10/26/27	10,000	10,294
[2]	US Bancorp	2.215%	1/27/28	30,051	27,783
[2]	Wells Fargo & Co.	3.550%	9/29/25	8,788	8,580
[2]	Wells Fargo & Co.	4.540%	8/15/26	9,074	8,961
[2]	Wells Fargo & Co.	5.707%	4/22/28	35,000	35,315
	Wells Fargo Bank NA	4.811%	1/15/26	10,000	9,934
[2]	Wells Fargo Bank NA	5.450%	8/7/26	37,630	37,746
[2,4,6]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 0.750%	5.104%	2/16/26	5,300	3,548
[2,4,6]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 0.950%	5.320%	11/11/25	1,400	940
					1,408,318
Health Care (2.5%)
	AbbVie Inc.	4.800%	3/15/27	36,315	36,151
	AstraZeneca Finance LLC	4.800%	2/26/27	7,690	7,646
	Bristol-Myers Squibb Co.	4.950%	2/20/26	3,660	3,649
	Bristol-Myers Squibb Co.	4.900%	2/22/27	1,230	1,227
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	99,050	97,801
	UnitedHealth Group Inc.	1.150%	5/15/26	1,845	1,716
					148,190
Industrials (0.5%)
	Tyco Electronics Group SA	4.500%	2/13/26	28,933	28,668
Real Estate (0.3%)
	Camden Property Trust	5.850%	11/3/26	4,000	4,058
	Public Storage Operating Co.	1.500%	11/9/26	2,200	2,025
	Simon Property Group LP	3.500%	9/1/25	10,000	9,787
					15,870
Technology (0.1%)
	Intel Corp.	4.875%	2/10/26	3,315	3,295

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Utilities (0.1%)
	Commonwealth Edison Co.	2.550%	6/15/26	1,495	1,424
[2]	PG&E Recovery Funding LLC	5.045%	7/15/32	3,366	3,371
	Wisconsin Public Service Corp.	5.350%	11/10/25	2,425	2,422
					7,217
Total Corporate Bonds (Cost $1,861,919)					1,853,220
Sovereign Bonds (1.7%)
[2,3]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/29	3,150	3,196
[2,3]	Airport Authority Hong Kong	4.875%	1/12/26	4,310	4,298
[2,3,7]	Bank Gospodarstwa Krajowego	6.250%	10/31/28	1,000	1,034
[2,3]	Central American Bank for Economic Integration	5.000%	1/25/27	5,952	5,937
	Export-Import Bank of Korea	3.250%	11/10/25	15,000	14,622
	Export-Import Bank of Korea	4.875%	1/11/26	3,630	3,618
[2,3]	Kingdom of Saudi Arabia	4.750%	1/16/30	7,380	7,216
[2,3]	KSA Sukuk Ltd.	5.250%	6/4/27	24,900	24,923
[2]	Republic of Chile	2.750%	1/31/27	7,645	7,179
	State of Israel	5.375%	3/12/29	3,290	3,225
[2,3]	Tokyo Metropolitan Government	0.750%	7/16/25	21,000	20,013
[3]	Tokyo Metropolitan Government	4.625%	6/1/26	3,840	3,797
Total Sovereign Bonds (Cost $100,954)					99,058
				Shares
Temporary Cash Investments (8.7%)
Money Market Fund (1.4%)
[8]	Vanguard Market Liquidity Fund	5.380%		796,964	79,688
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (7.3%)
	United States Treasury Bill	5.072%	5/15/25	224,500	214,763
	United States Treasury Bill	5.097%	6/12/25	220,700	210,381
					425,144
Total Temporary Cash Investments (Cost $504,991)					504,832
Total Investments (99.5%) (Cost $5,815,526)					5,790,345
Other Assets and Liabilities—Net (0.5%)					27,494
Net Assets (100%)					5,817,839
Cost is in $000.
1	Securities with a value of $5,324,000 have been segregated as initial margin for open futures contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the aggregate value was $1,075,085,000, representing 18.5% of net assets.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2024.
6	Face amount denominated in Australian dollars.
7	Guaranteed by the Republic of Poland.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
SOFR30A—30 Day Average Secured Overnight Financing Rate.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2024	2,276	464,802	585
10-Year U.S. Treasury Note	September 2024	76	8,359	56
Long U.S. Treasury Bond	September 2024	19	2,248	19
Ultra 10-Year U.S. Treasury Note	September 2024	88	9,991	62
				722

Short Futures Contracts
5-Year U.S. Treasury Note	September 2024	(3,233)	(344,567)	(2,187)
AUD 3-Year Treasury Bond	September 2024	(65)	(4,573)	14
				(2,173)
				(1,451)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
UBS AG	7/18/24	GBP	1,478	USD	1,889	—	(20)
Deutsche Bank AG	7/18/24	USD	30,976	AUD	46,328	57	—
State Street Bank & Trust Co.	7/18/24	USD	306	EUR	280	5	—
						62	(20)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
The fund had no open credit default swap contracts at June 30, 2024.
G.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,217,674	—	1,217,674
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,115,561	—	2,115,561
Corporate Bonds	—	1,853,220	—	1,853,220
Sovereign Bonds	—	99,058	—	99,058
Temporary Cash Investments	79,688	425,144	—	504,832
Total	79,688	5,710,657	—	5,790,345

Derivative Financial Instruments
Assets
Futures Contracts[1]	736	—	—	736
Forward Currency Contracts	—	62	—	62
Total	736	62	—	798
Liabilities
Futures Contracts[1]	2,187	—	—	2,187
Forward Currency Contracts	—	20	—	20
Total	2,187	20	—	2,207
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.